Note 17 - Deferred Income Tax and Social Contribution - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gross deferred tax assets	R$ 8,286.3	R$ 5,313.9
Gross deferred tax liabilities	(6,768.9)	(4,734.9)
Net deferred tax assets / (liabilities)	1,517.4	579.0	R$ (359.9)
Netting by taxable entity	(3,725.5)	(2,363.8)
Netting by taxable entity	3,725.5	2,363.8
Net deferred tax assets	4,560.8	2,950.1
Net deferred tax liabilities	(3,043.4)	(2,371.1)
Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Gross deferred tax assets	10.1	10.0
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	10.1	10.0
Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,253.0)	(1,067.5)
Net deferred tax assets / (liabilities)	(1,253.0)	(1,067.5)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Gross deferred tax assets	971.2	750.0
Gross deferred tax liabilities	(3.0)	(3.9)
Net deferred tax assets / (liabilities)	968.2	746.1
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Gross deferred tax assets	3,917.1	2,330.3
Gross deferred tax liabilities	(230.3)	(246.6)
Net deferred tax assets / (liabilities)	3,686.8	2,083.7
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Gross deferred tax assets	53.0	45.5
Gross deferred tax liabilities		(3.3)
Net deferred tax assets / (liabilities)	53.0	42.2
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Gross deferred tax assets	36.3	38.9
Gross deferred tax liabilities	(118.7)	(217.2)
Net deferred tax assets / (liabilities)	(82.4)	(178.3)
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1.8)
Net deferred tax assets / (liabilities)	(1.8)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Gross deferred tax assets	288.7	372.0
Gross deferred tax liabilities	(67.6)	(67.1)
Net deferred tax assets / (liabilities)	221.1	304.9
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Gross deferred tax assets	430.8	290.4
Gross deferred tax liabilities	(1,609.0)	(1,423.4)
Net deferred tax assets / (liabilities)	(1,178.2)	(1,133.0)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,538.8)	(1,115.1)
Net deferred tax assets / (liabilities)	(1,538.8)	(1,115.1)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Unused tax losses [member]
Statement Line Items [Line Items]
Gross deferred tax assets	1,739.7	877.3
Gross deferred tax liabilities		(148.4)
Net deferred tax assets / (liabilities)	1,739.7	728.9
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Gross deferred tax assets	636.0	465.9
Gross deferred tax liabilities	(1.3)	(2.3)
Net deferred tax assets / (liabilities)	634.7	463.6
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Gross deferred tax assets	124.2	44.6
Gross deferred tax liabilities	(1.6)	(1.9)
Net deferred tax assets / (liabilities)	122.6	42.7
ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,460.8)
Net deferred tax assets / (liabilities)	(1,460.8)
Temporary differences, other items [member]
Statement Line Items [Line Items]
Gross deferred tax assets	79.2	89.0
Gross deferred tax liabilities	(61.4)	(16.6)
Net deferred tax assets / (liabilities)	R$ 17.8	R$ 72.4